RELATED PARTY TRANSACTIONS	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
On September 24, 2020, the Company issued an aggregate of 5,750,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor, Rodgers Capital LLC, for an aggregate purchase price of $25,000 in cash. The Founder Shares include an aggregate of up 750,000 shares subject to forfeiture to the extent that the underwriters’ overallotment option is not exercised in full or in part, so that the Sponsor will own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option at the Initial Public Offering, the 750,000 shares are no longer subject to forfeiture.
Certain directors of RSVAC are members of the Sponsor, Rodgers Capital LLC and own units of the Sponsor that will convert into Founder Shares upon distribution of the Sponsor’s assets to its members. Prior to the IPO, Mr. Hernandez, Mr. McCranie, Mr. Gomo, Mr. Malchow and Ms. Hung received 460,000, 450,000, 295,000, 262,500 and 262,500 units respectively, which are convertible into Founder Shares. The balance of the units in the Sponsor are held by the Rodgers Massey Revocable Trust, of which Mr. Rodgers is trustee and are convertible into 4,020,000 Founder Shares.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Company’s common stock equals or exceeds $
14.00
per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on December
4, 2020
through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay the Sponsor a total of $
10,000
per month for office space, utilities and secretarial and administrative support. For the three months ended March 31, 2021, the Company incurred $
30,000
in fees for these services. At March 31, 2021, fees of $
30,000
is included in accrued expenses in the accompanying balance sheet.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $
1,000,000
of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $
1.00
per warrant. The warrants would be identical to the Placement Warrants.

NOTE 6 — RELATED PARTY TRANSACTIONS
Founder Shares
On September 24, 2020, the Company issued an aggregate of 5,750,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000 in cash. The Founder Shares include an aggregate of up 750,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Sponsor will own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option at the Initial Public Offering, the 750,000 shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Company’s common stock equals or exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150

days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Administrative Services Agreement
The Company entered into an agreement, commencing on December 4, 2020 through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the period from September 23, 2020 (inception) through December 31, 2020, the Company incurred $10,000 in fees for these services. At December 31, 2020, fees of $10,000 is included in accrued expenses in the accompanying balance sheet.
Advances from Related Party
As of December 4, 2020, the Sponsor paid for certain offering costs on behalf of the Company in connection with the Initial Public Offering. As of December 4, 2020, advances amounting to $
125,000
were outstanding. The outstanding balance under these advances was repaid subsequent to the closing of the Initial Public Offering, on December 8, 2020.
Promissory Note — Related Party
On September 24, 2020, the Company issued an unsecured promissory note to the Company’s Chief Executive Officer (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $50,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) the consummation of the Initial Public Offering or (iii) the abandonment of the Initial Public Offering. As of December 4, 2020, there was $50,000 outstanding under the Promissory Note, which was due on demand. The outstanding balance under the Promissory Note of $50,000 was repaid subsequent to the Initial Public Offering, on December 8, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Placement Warrants.